Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Apr. 04, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000003858
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 18,647	$ 19,978	$ 18,666	$ 18,843	$ 18,600	$ 18,222	$ 17,313	$ 17,717	$ 17,061	$ 18,035	$ 17,127	$ 16,248	$ 16,208	$ 15,247	$ 14,001	$ 14,566	$ 15,262	$ 15,477	$ 14,935	$ 13,789	$ 14,362	$ 14,252	$ 14,761	$ 15,040	$ 14,033	$ 14,613	$ 13,803	$ 12,475	$ 13,714	$ 14,073	$ 13,055	$ 14,538	$ 14,189	$ 15,218	$ 15,117	$ 15,030	$ 15,779	$ 14,829	$ 15,263	$ 14,504	$ 14,884	$ 14,555	$ 14,546	$ 14,846	$ 14,757	$ 13,955	$ 13,078	$ 12,238	$ 12,243	$ 11,705	$ 10,166	$ 9,966	$ 10,387	$ 10,237	$ 9,966	$ 9,841	$ 9,374	$ 8,291	$ 10,458	$ 11,571	$ 11,917	$ 11,574	$ 11,272	$ 11,308	$ 10,827	$ 11,320	$ 11,150	$ 10,427	$ 11,432	$ 10,992	$ 11,061	$ 10,701	$ 9,696	$ 10,830	$ 10,655	$ 11,718	$ 11,771	$ 11,589	$ 11,258	$ 11,326	$ 11,197	$ 11,144	$ 11,098	$ 11,599	$ 11,345	$ 11,331	$ 11,150	$ 11,050	$ 10,832	$ 11,113	$ 11,036	$ 10,958	$ 10,976		$ 10,869	$ 10,958	$ 10,773	$ 10,600	$ 10,453	$ 9,832	$ 10,016	$ 9,983	$ 9,924	$ 9,607	$ 9,663	$ 9,427	$ 9,262	$ 8,491	$ 8,491	$ 9,090	$ 9,379	$ 9,328	$ 8,832	$ 9,200	$ 9,707	$ 9,632	$ 9,847	$ 9,683	$ 9,756	$ 9,668	$ 9,144	$ 9,424
C000003860
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 18,354	19,677	18,397	18,584	18,353	17,990	17,106	17,518	16,875	17,848	16,963	16,101	16,073	15,132	13,901	14,470	15,171	15,400	14,863	13,735	14,313	14,214	14,727	15,016	14,018	14,609	13,808	12,491	13,736	14,104	13,095	14,589	14,247	15,293	15,202	15,122	15,886	14,938	15,386	14,628	15,021	14,698	14,698	15,012	14,933	14,129	13,247	12,406	12,415	11,880	10,325	10,127	10,564	10,417	10,145	10,025	9,556	8,457	10,674	11,820	12,179	11,839	11,534	11,579	11,095	11,606	11,439	10,700	11,744	11,296	11,376	11,009	9,979	11,155	10,986	12,091	12,150	11,968	11,637	11,713	11,586	11,539	11,501	12,026	11,768	11,765	11,582	11,486	11,262	11,565	11,495	11,420	11,445		11,337	11,441	11,254	11,076	10,931	10,292	10,487	10,462	10,408	10,079	10,141	9,905	9,735	8,930	8,934	9,573	9,881	9,832	9,317	9,711	10,251	10,178	10,415	10,245	10,332	10,245	9,697	10,000
C000054846
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 20,095	21,524	20,109	20,295	20,032	19,626	18,642	19,075	18,368	19,410	18,434	17,485	17,441	16,404	15,057	15,665	16,409	16,643	16,055	14,821	15,438	15,314	15,860	16,158	15,076	15,699	14,826	13,398	14,725	15,108	14,016	15,603	15,225	16,329	16,220	16,125	16,926	15,902	16,372	15,551	15,957	15,606	15,592	15,911	15,816	14,954	14,010	13,107	13,112	12,536	10,885	10,669	11,119	10,957	10,665	10,534	10,030	8,870	11,191	12,378	12,747	12,380	12,054	12,089	11,575	12,097	11,918	11,139	12,214	11,744	11,818	11,427	10,352	11,565	11,378	12,503	12,556	12,360	12,009	12,078	11,935	11,882	11,829	12,359	12,090	12,075	11,880	11,769	11,535	11,837	11,754	11,667	11,683		11,568	11,663	11,464	11,278	11,119	10,458	10,651	10,615	10,553	10,213	10,272	10,025	9,844	9,025	9,021	9,659	9,963	9,908	9,378	9,772	10,306	10,226	10,456	10,277	10,355	10,261	9,704	10,000
C000188260
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 17,670	18,926	17,679	17,841	17,602	17,243	16,377	16,755	16,129	17,041	16,181	15,346	15,307	14,395	13,215	13,743	14,395	14,598	14,078	12,995	13,532	13,424	13,899	14,158	13,202	13,749	12,982	11,734	12,890	13,223	12,265	13,653	13,320	14,284	14,189	14,102	14,798	13,903	14,307	13,591	13,943	13,634	13,618	13,895	13,808	13,056	12,233	11,442	11,446	10,937	9,498	9,307	9,701	9,556	9,299	9,182	8,741	7,731	9,747	10,781	11,101	10,778	10,495	10,526	10,077	10,529	10,370	9,692	10,627	10,216	10,276	9,937	8,999	10,050	9,888	10,865	10,911	10,738	10,430	10,490	10,367	10,317	10,272	10,730	10,494	10,479	10,308	10,212	10,007	10,264	10,192	10,116	10,130	$ 10,000
C000003862
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,285	21,731	20,301	20,490	20,218	19,808	18,814	19,252	18,532	19,584	18,598	17,635	17,590	16,545	15,187	15,795	16,545	16,780	16,188	14,944	15,561	15,441	15,986	16,286	15,190	15,818	14,939	13,501	14,832	15,218	14,118	15,716	15,335	16,443	16,332	16,232	17,039	16,010	16,477	15,652	16,060	15,702	15,689	16,010	15,909	15,042	14,093	13,185	13,189	12,607	10,943	10,726	11,178	11,016	10,722	10,586	10,080	8,914	11,242	12,440	12,806	12,438	12,106	12,141	11,626	12,150	11,965	11,188	12,262	11,791	11,860	11,472	10,389	11,605	11,417	12,554	12,607	12,407	12,054	12,123	11,980	11,923	11,870	12,402	12,128	12,113	11,915	11,807	11,569	11,871	11,784	11,700	11,716		11,597	11,692	11,490	11,303	11,147	10,481	10,674	10,639	10,576	10,232	10,287	10,039	9,858	9,035	9,032	9,669	9,974	9,916	9,386	9,780	10,313	10,234	10,463	10,284	10,362	10,265	9,708	10,000
C000003861
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 19,404	20,794	19,430	19,622	19,370	18,981	18,033	18,460	17,781	18,795	17,852	16,938	16,899	15,903	14,604	15,196	15,919	16,153	15,587	14,395	14,996	14,882	15,413	15,711	14,660	15,271	14,426	13,045	14,335	14,714	13,654	15,210	14,846	15,923	15,823	15,734	16,522	15,525	15,987	15,191	15,593	15,250	15,246	15,561	15,470	14,633	13,713	12,834	12,844	12,280	10,668	10,460	10,904	10,745	10,465	10,338	9,844	8,712	10,990	12,163	12,529	12,167	11,851	11,891	11,390	11,908	11,732	10,972	12,035	11,574	11,648	11,266	10,212	11,408	11,227	12,350	12,408	12,218	11,870	11,944	11,808	11,754	11,709	12,237	11,973	11,960	11,770	11,666	11,436	11,738	11,658	11,577	11,597		11,485	11,585	11,388	11,207	11,053	10,399	10,595	10,563	10,503	10,169	10,226	9,985	9,809	8,995	8,995	9,632	9,938	9,886	9,360	9,755	10,293	10,215	10,446	10,271	10,355	10,259	9,705	10,000
C000054847
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 19,098	20,468	19,131	19,316	19,073	18,692	17,762	18,184	17,513	18,517	17,592	16,694	16,662	15,674	14,397	14,981	15,701	15,932	15,374	14,201	14,798	14,688	15,217	15,505	14,473	15,078	14,245	12,882	14,162	14,534	13,492	15,024	14,667	15,740	15,638	15,551	16,334	15,350	15,808	15,025	15,426	15,087	15,083	15,399	15,310	14,482	13,575	12,707	12,716	12,161	10,564	10,357	10,802	10,648	10,370	10,242	9,757	8,632	10,895	12,060	12,421	12,070	11,756	11,799	11,299	11,816	11,643	10,893	11,944	11,492	11,565	11,190	10,143	11,332	11,154	12,272	12,329	12,143	11,801	11,874	11,740	11,692	11,643	12,174	11,911	11,899	11,713	11,611	11,382	11,686	11,607	11,528	11,548		11,437	11,540	11,346	11,165	11,013	10,364	10,561	10,530	10,471	10,139	10,198	9,955	9,781	8,971	8,971	9,608	9,919	9,864	9,342	9,739	10,276	10,200	10,435	10,259	10,341	10,255	9,698	10,000
C000054848
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 19,320	20,708	19,351	19,542	19,292	18,905	17,966	18,390	17,711	18,719	17,786	16,873	16,842	15,844	14,553	15,138	15,865	16,097	15,532	14,345	14,944	14,834	15,364	15,658	14,613	15,226	14,381	13,005	14,293	14,671	13,616	15,162	14,799	15,880	15,778	15,691	16,476	15,485	15,944	15,150	15,552	15,213	15,208	15,525	15,436	14,597	13,683	12,805	12,814	12,255	10,643	10,435	10,881	10,727	10,444	10,316	9,826	8,695	10,970	12,140	12,506	12,148	11,831	11,874	11,372	11,891	11,714	10,956	12,015	11,556	11,633	11,251	10,197	11,392	11,214	12,325	12,386	12,196	11,847	11,920	11,787	11,734	11,686	12,215	11,948	11,940	11,751	11,648	11,420	11,719	11,641	11,562	11,582		11,467	11,570	11,373	11,191	11,042	10,386	10,582	10,551	10,492	10,157	10,216	9,973	9,796	8,983	8,983	9,623	9,927	9,877	9,353	9,748	10,283	10,207	10,441	10,266	10,348	10,258	9,703	10,000
C000158202
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 19,368	20,750	19,388	19,572	19,319	18,930	17,984	18,404	17,721	18,730	17,789	16,874	16,837	15,837	14,540	15,129	15,848	16,077	15,513	14,324	14,916	14,802	15,332	15,617	14,574	15,182	14,338	12,961	14,241	14,614	13,559	15,099	14,736	15,807	15,702	15,611	16,391	15,398	15,856	15,064	15,460	15,117	15,108	15,420	15,328	14,493	13,582	12,712	12,716	12,159	10,556	10,348	10,791	10,630	10,352	10,222	9,735	8,610	10,864	12,020	12,381	12,022	11,706	11,744	11,248	11,757	11,583	10,830	11,874	11,419	11,491	11,112	10,069	11,249	11,067	12,171	12,226	12,036	11,695	11,766	11,628	11,576	11,529	12,047	11,782	11,769	11,580	11,476	11,249	11,542	11,465	11,384	11,400		11,288	11,384	11,188	11,007	10,856	10,215	10,402	10,368	10,310	9,977	10,035	9,794	9,618	8,817	8,817	9,439	9,737	9,684	9,169	9,552	10,077	10,000
C000158203
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 19,825	21,232	19,834	20,019	19,753	19,352	18,381	18,809	18,105	19,133	18,170	17,233	17,190	16,163	14,841	15,435	16,168	16,398	15,814	14,598	15,206	15,083	15,617	15,910	14,843	15,456	14,592	13,192	14,492	14,870	13,794	15,356	14,984	16,066	15,959	15,861	16,649	15,643	16,100	15,294	15,693	15,343	15,329	15,639	15,545	14,697	13,770	12,882	12,887	12,317	10,691	10,479	10,926	10,762	10,475	10,342	9,848	8,708	10,987	12,154	12,512	12,152	11,827	11,866	11,358	11,870	11,690	10,930	11,980	11,519	11,588	11,208	10,153	11,342	11,158	12,265	12,321	12,125	11,776	11,844	11,708	11,652	11,601	12,120	11,852	11,837	11,643	11,538	11,306	11,597	11,516	11,434	11,450		11,333	11,430	11,232	11,046	10,892	10,245	10,434	10,395	10,334	10,002	10,056	9,814	9,637	8,833	8,829	9,452	9,750	9,693	9,176	9,556	10,082	10,000
C000158204
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,014	21,431	20,023	20,207	19,937	19,525	18,543	18,976	18,268	19,301	18,327	17,380	17,337	16,303	14,966	15,565	16,298	16,528	15,943	14,717	15,325	15,203	15,741	16,034	14,952	15,571	14,703	13,288	14,598	14,976	13,891	15,462	15,085	16,177	16,069	15,967	16,760	15,746	16,203	15,392	15,791	15,441	15,423	15,737	15,638	14,787	13,854	12,957	12,962	12,386	10,755	10,539	10,985	10,822	10,530	10,397	9,902	8,754	11,042	12,213	12,571	12,206	11,886	11,920	11,412	11,924	11,744	10,980	12,034	11,569	11,637	11,253	10,194	11,381	11,197	12,312	12,364	12,169	11,820	11,888	11,744	11,688	11,636	12,155	11,888	11,871	11,677	11,569	11,336	11,631	11,546	11,460	11,476		11,359	11,453	11,255	11,068	10,913	10,262	10,451	10,412	10,347	10,015	10,069	9,823	9,646	8,842	8,834	9,457	9,754	9,697	9,180	9,560	10,082	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,395	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878		11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,395	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878		11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,395	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878		11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 18,440	19,896	18,532	18,767	18,420	18,079	17,049	17,327	16,726	17,650	16,781	16,016	16,308	15,130	13,826	14,547	15,326	15,889	15,226	14,011	14,661	14,660	15,137	15,638	14,469	15,243	14,337	13,099	14,507	14,964	13,779	15,480	15,189	16,148	15,672	15,746	16,448	15,476	15,961	15,154	15,734	15,404	15,309	15,489	15,189	14,489	13,777	12,787	12,816	12,249	10,741	10,642	10,889	10,474	10,002	9,890	9,452	8,338	10,787	11,972	12,210	11,849	11,542	11,480	11,032	11,436	11,341	10,624	11,353	10,990	10,936	10,599	9,609	10,736	10,485	11,299	11,389	11,236	10,939	10,851	10,735	10,682	10,655	11,207	10,956	10,822	10,468	10,384	10,109	10,301	10,166	10,017	10,048	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,395	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878		11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,395	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878		11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,395	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878		11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,798	23,519	21,906	22,185	21,775	21,372	20,154	20,482	19,772	20,864	19,837	18,933	19,278	17,885	16,344	17,196	18,117	18,782	17,998	16,562	17,331	17,330	17,893	18,485	17,104	18,019	16,948	15,485	17,148	17,690	16,288	18,300	17,955	19,089	18,526	18,613	19,443	18,294	18,868	17,914	18,599	18,209	18,097	18,310	17,955	17,127	16,286	15,115	15,150	14,480	12,697	12,580	12,872	12,381	11,823	11,691	11,173	9,857	12,751	14,153	14,433	14,007	13,644	13,571	13,041	13,518	13,407	12,558	13,420	12,992	12,927	12,529	11,359	12,692	12,395	13,357	13,463	13,282	12,931	12,827	12,689	12,627	12,596	13,248	12,951	12,793	12,374	12,275	11,950	12,177	12,018	11,842	11,878		11,856	11,943	11,618	11,426	11,227	10,566	10,828	10,783	10,806	10,367	10,273	10,108	9,895	9,059	8,996	9,522	9,826	9,798	9,234	9,553	10,027	10,041	10,305	10,126	10,242	10,261	9,857	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,709	23,423	21,817	22,095	21,686	21,285	20,072	20,398	19,692	20,779	19,757	18,856	19,200	17,812	16,277	17,126	18,044	18,706	17,925	16,495	17,260	17,259	17,820	18,410	17,034	17,946	16,879	15,422	17,078	17,617	16,221	18,225	17,882	19,011	18,451	18,537	19,364	18,220	18,791	17,841	18,523	18,134	18,023	18,235	17,882	17,057	16,220	15,054	15,088	14,421	12,645	12,529	12,819	12,331	11,775	11,644	11,128	9,817	12,699	14,095	14,375	13,950	13,588	13,515	12,988	13,463	13,352	12,507	13,366	12,939	12,875	12,478	11,313	12,640	12,344	13,302	13,408	13,228	12,878	12,775	12,638	12,575	12,544	13,194	12,898	12,741	12,324	12,225	11,901	12,127	11,969	11,793	11,830		11,808	11,894	11,571	11,380	11,181	10,523	10,784	10,739	10,762	10,325	10,231	10,066	9,855	9,022	8,959	9,483	9,786	9,758	9,196	9,514	9,986	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,709	23,423	21,817	22,095	21,686	21,285	20,072	20,398	19,692	20,779	19,757	18,856	19,200	17,812	16,277	17,126	18,044	18,706	17,925	16,495	17,260	17,259	17,820	18,410	17,034	17,946	16,879	15,422	17,078	17,617	16,221	18,225	17,882	19,011	18,451	18,537	19,364	18,220	18,791	17,841	18,523	18,134	18,023	18,235	17,882	17,057	16,220	15,054	15,088	14,421	12,645	12,529	12,819	12,331	11,775	11,644	11,128	9,817	12,699	14,095	14,375	13,950	13,588	13,515	12,988	13,463	13,352	12,507	13,366	12,939	12,875	12,478	11,313	12,640	12,344	13,302	13,408	13,228	12,878	12,775	12,638	12,575	12,544	13,194	12,898	12,741	12,324	12,225	11,901	12,127	11,969	11,793	11,830		11,808	11,894	11,571	11,380	11,181	10,523	10,784	10,739	10,762	10,325	10,231	10,066	9,855	9,022	8,959	9,483	9,786	9,758	9,196	9,514	9,986	10,000
Lord Abbett Index: Russell Mid Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 21,709	23,423	21,817	22,095	21,686	21,285	20,072	20,398	19,692	20,779	19,757	18,856	19,200	17,812	16,277	17,126	18,044	18,706	17,925	16,495	17,260	17,259	17,820	18,410	17,034	17,946	16,879	15,422	17,078	17,617	16,221	18,225	17,882	19,011	18,451	18,537	19,364	18,220	18,791	17,841	18,523	18,134	18,023	18,235	17,882	17,057	16,220	15,054	15,088	14,421	12,645	12,529	12,819	12,331	11,775	11,644	11,128	9,817	12,699	14,095	14,375	13,950	13,588	13,515	12,988	13,463	13,352	12,507	13,366	12,939	12,875	12,478	11,313	12,640	12,344	13,302	13,408	13,228	12,878	12,775	12,638	12,575	12,544	13,194	12,898	12,741	12,324	12,225	11,901	12,127	11,969	11,793	11,830		11,808	11,894	11,571	11,380	11,181	10,523	10,784	10,739	10,762	10,325	10,231	10,066	9,855	9,022	8,959	9,483	9,786	9,758	9,196	9,514	9,986	10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,965	25,677	23,589	23,600	23,327	23,180	21,549	21,967	20,985	22,336	21,192	20,789	21,453	19,470	17,771	18,881	20,033	20,813	19,922	18,172	18,855	19,059	20,131	20,710	18,591	19,580	18,391	16,490	18,223	18,758	17,178	18,938	18,541	19,856	19,427	19,185	19,977	18,862	19,322	18,502	19,218	18,768	18,802	19,346	18,978	18,108	16,942	15,467	15,290	14,335	12,297	11,882	12,422	11,966	11,647	11,518	10,940	9,567	12,627	14,131	14,740	14,294	13,906	13,723	13,073	13,816	13,663	12,616	13,965	13,330	13,573	13,059	11,691	13,189	12,818	14,067	14,203	13,849	13,556	13,500	12,952	12,867	12,761	13,441	13,266	13,189	12,717	12,591	12,056	12,311	12,194	11,938	12,122		12,125	12,212	11,974	11,811	11,583	10,533	10,758	10,755	10,713	10,293	10,243	10,099	9,928	9,015	8,817	9,335	9,837	9,695	9,133	9,492	9,938	10,162	10,343	10,248	10,283	10,270	9,700	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163		12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,965	25,677	23,589	23,600	23,327	23,180	21,549	21,967	20,986	22,336	21,192	20,789	21,453	19,470	17,771	18,881	20,033	20,813	19,922	18,172	18,855	19,059	20,131	20,710	18,591	19,580	18,391	16,490	18,223	18,758	17,178	18,938	18,541	19,856	19,427	19,185	19,977	18,862	19,322	18,502	19,218	18,768	18,802	19,346	18,978	18,108	16,942	15,467	15,290	14,335	12,297	11,882	12,422	11,966	11,647	11,518	10,940	9,567	12,627	14,131	14,740	14,294	13,906	13,723	13,073	13,816	13,663	12,616	13,965	13,330	13,573	13,059	11,691	13,189	12,818	14,067	14,203	13,849	13,556	13,500	12,952	12,867	12,761	13,441	13,266	13,189	12,717	12,591	12,056	12,311	12,194	11,938	12,122		12,125	12,212	11,974	11,811	11,583	10,533	10,758	10,755	10,713	10,293	10,243	10,099	9,928	9,015	8,817	9,335	9,837	9,695	9,133	9,492	9,938	10,162	10,343	10,248	10,283	10,270	9,700	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163		12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,965	25,677	23,589	23,600	23,327	23,180	21,549	21,967	20,986	22,336	21,192	20,789	21,453	19,470	17,771	18,881	20,033	20,813	19,922	18,172	18,855	19,059	20,131	20,710	18,591	19,580	18,391	16,490	18,223	18,758	17,178	18,938	18,541	19,856	19,427	19,185	19,977	18,862	19,322	18,502	19,218	18,768	18,802	19,346	18,978	18,108	16,942	15,467	15,290	14,335	12,297	11,882	12,422	11,966	11,647	11,518	10,940	9,567	12,627	14,131	14,740	14,294	13,906	13,723	13,073	13,816	13,663	12,616	13,965	13,330	13,573	13,059	11,691	13,189	12,818	14,067	14,203	13,849	13,556	13,500	12,952	12,867	12,761	13,441	13,266	13,189	12,717	12,591	12,056	12,311	12,194	11,938	12,122		12,125	12,212	11,974	11,811	11,583	10,533	10,758	10,755	10,713	10,293	10,243	10,099	9,928	9,015	8,817	9,335	9,837	9,695	9,133	9,492	9,938	10,162	10,343	10,248	10,283	10,270	9,700	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163		12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 19,902	21,323	19,590	19,599	19,372	19,250	17,896	18,243	17,428	18,549	17,599	17,265	17,816	16,169	14,758	15,680	16,637	17,285	16,544	15,091	15,658	15,828	16,719	17,199	15,440	16,260	15,273	13,694	15,134	15,578	14,266	15,728	15,398	16,490	16,133	15,933	16,590	15,664	16,046	15,365	15,960	15,586	15,615	16,066	15,761	15,038	14,070	12,845	12,698	11,905	10,212	9,867	10,316	9,937	9,673	9,565	9,085	7,945	10,486	11,736	12,241	11,870	11,549	11,397	10,857	11,474	11,346	10,477	11,598	11,070	11,272	10,845	9,709	10,953	10,645	11,682	11,795	11,501	11,258	11,211	10,756	10,686	10,597	11,163	11,017	10,953	10,561	10,456	10,012	10,224	10,126	9,914	10,067	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 28,476	29,172	27,554	27,806	27,225	26,580	26,260	25,351	24,153	25,182	24,397	23,160	22,777	21,788	19,964	20,393	21,414	21,761	21,083	19,777	19,691	19,388	18,702	19,169	18,036	19,139	18,126	16,768	18,469	19,254	17,629	19,215	19,180	21,012	20,260	20,885	22,025	21,080	21,227	19,838	20,805	20,191	19,723	19,273	19,139	18,169	17,407	16,940	17,113	16,479	14,853	15,259	15,862	14,798	14,008	13,735	13,111	11,621	13,258	14,448	14,453	14,030	13,539	13,252	13,008	13,218	13,030	12,172	12,998	12,493	12,255	11,873	10,992	12,083	11,842	12,711	12,639	12,240	11,801	11,729	11,453	11,409	11,707	12,155	11,496	11,370	11,032	10,780	10,562	10,530	10,318	10,254	10,112	$ 10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,965	25,677	23,589	23,600	23,327	23,180	21,549	21,967	20,986	22,336	21,192	20,789	21,453	19,470	17,771	18,881	20,033	20,813	19,922	18,172	18,855	19,059	20,131	20,710	18,591	19,580	18,391	16,490	18,223	18,758	17,178	18,938	18,541	19,856	19,427	19,185	19,977	18,862	19,322	18,502	19,218	18,768	18,802	19,346	18,978	18,108	16,942	15,467	15,290	14,335	12,297	11,882	12,422	11,966	11,647	11,518	10,940	9,567	12,627	14,131	14,740	14,294	13,906	13,723	13,073	13,816	13,663	12,616	13,965	13,330	13,573	13,059	11,691	13,189	12,818	14,067	14,203	13,849	13,556	13,500	12,952	12,867	12,761	13,441	13,266	13,189	12,717	12,591	12,056	12,311	12,194	11,938	12,122		12,125	12,212	11,974	11,811	11,583	10,533	10,758	10,755	10,713	10,293	10,243	10,099	9,928	9,015	8,817	9,335	9,837	9,695	9,133	9,492	9,938	10,162	10,343	10,248	10,283	10,270	9,700	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163		12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,965	25,677	23,589	23,600	23,327	23,180	21,549	21,967	20,986	22,336	21,192	20,789	21,453	19,470	17,771	18,881	20,033	20,813	19,922	18,172	18,855	19,059	20,131	20,710	18,591	19,580	18,391	16,490	18,223	18,758	17,178	18,938	18,541	19,856	19,427	19,185	19,977	18,862	19,322	18,502	19,218	18,768	18,802	19,346	18,978	18,108	16,942	15,467	15,290	14,335	12,297	11,882	12,422	11,966	11,647	11,518	10,940	9,567	12,627	14,131	14,740	14,294	13,906	13,723	13,073	13,816	13,663	12,616	13,965	13,330	13,573	13,059	11,691	13,189	12,818	14,067	14,203	13,849	13,556	13,500	12,952	12,867	12,761	13,441	13,266	13,189	12,717	12,591	12,056	12,311	12,194	11,938	12,122		12,125	12,212	11,974	11,811	11,583	10,533	10,758	10,755	10,713	10,293	10,243	10,099	9,928	9,015	8,817	9,335	9,837	9,695	9,133	9,492	9,938	10,162	10,343	10,248	10,283	10,270	9,700	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163		12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,965	25,677	23,589	23,600	23,327	23,180	21,549	21,967	20,986	22,336	21,192	20,789	21,453	19,470	17,771	18,881	20,033	20,813	19,922	18,172	18,855	19,059	20,131	20,710	18,591	19,580	18,391	16,490	18,223	18,758	17,178	18,938	18,541	19,856	19,427	19,185	19,977	18,862	19,322	18,502	19,218	18,768	18,802	19,346	18,978	18,108	16,942	15,467	15,290	14,335	12,297	11,882	12,422	11,966	11,647	11,518	10,940	9,567	12,627	14,131	14,740	14,294	13,906	13,723	13,073	13,816	13,663	12,616	13,965	13,330	13,573	13,059	11,691	13,189	12,818	14,067	14,203	13,849	13,556	13,500	12,952	12,867	12,761	13,441	13,266	13,189	12,717	12,591	12,056	12,311	12,194	11,938	12,122		12,125	12,212	11,974	11,811	11,583	10,533	10,758	10,755	10,713	10,293	10,243	10,099	9,928	9,015	8,817	9,335	9,837	9,695	9,133	9,492	9,938	10,162	10,343	10,248	10,283	10,270	9,700	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163		12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,965	25,677	23,589	23,600	23,327	23,180	21,549	21,967	20,986	22,336	21,192	20,789	21,453	19,470	17,771	18,881	20,033	20,813	19,922	18,172	18,855	19,059	20,131	20,710	18,591	19,580	18,391	16,490	18,223	18,758	17,178	18,938	18,541	19,856	19,427	19,185	19,977	18,862	19,322	18,502	19,218	18,768	18,802	19,346	18,978	18,108	16,942	15,467	15,290	14,335	12,297	11,882	12,422	11,966	11,647	11,518	10,940	9,567	12,627	14,131	14,740	14,294	13,906	13,723	13,073	13,816	13,663	12,616	13,965	13,330	13,573	13,059	11,691	13,189	12,818	14,067	14,203	13,849	13,556	13,500	12,952	12,867	12,761	13,441	13,266	13,189	12,717	12,591	12,056	12,311	12,194	11,938	12,122		12,125	12,212	11,974	11,811	11,583	10,533	10,758	10,755	10,713	10,293	10,243	10,099	9,928	9,015	8,817	9,335	9,837	9,695	9,133	9,492	9,938	10,162	10,343	10,248	10,283	10,270	9,700	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,862	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163		12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	$ 10,323	$ 10,192	$ 10,095	$ 10,257	$ 9,700	$ 10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,582	25,266	23,212	23,223	22,954	22,809	21,205	21,616	20,650	21,979	20,853	20,457	21,110	19,159	17,487	18,579	19,713	20,481	19,604	17,882	18,554	18,754	19,810	20,379	18,294	19,267	18,097	16,226	17,932	18,458	16,904	18,636	18,245	19,539	19,116	18,879	19,657	18,560	19,013	18,206	18,911	18,468	18,502	19,036	18,675	17,818	16,671	15,220	15,046	14,106	12,100	11,692	12,223	11,774	11,461	11,334	10,765	9,415	12,425	13,906	14,504	14,065	13,684	13,504	12,864	13,595	13,444	12,415	13,742	13,117	13,356	12,850	11,504	12,978	12,614	13,842	13,976	13,628	13,339	13,284	12,745	12,662	12,557	13,227	13,054	12,978	12,514	12,390	11,863	12,114	11,999	11,747	11,928		11,932	12,017	11,783	11,622	11,398	10,365	10,586	10,583	10,542	10,128	10,079	9,938	9,770	8,871	8,676	9,186	9,680	9,540	8,987	9,340	9,779	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,837	34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,582	25,266	23,212	23,223	22,954	22,809	21,205	21,616	20,650	21,979	20,853	20,457	21,110	19,159	17,487	18,579	19,713	20,481	19,604	17,882	18,554	18,754	19,810	20,379	18,294	19,267	18,097	16,226	17,932	18,458	16,904	18,636	18,245	19,539	19,116	18,879	19,657	18,560	19,013	18,206	18,911	18,468	18,502	19,036	18,675	17,818	16,671	15,220	15,046	14,106	12,100	11,692	12,223	11,774	11,461	11,334	10,765	9,415	12,425	13,906	14,504	14,065	13,684	13,504	12,864	13,595	13,444	12,415	13,742	13,117	13,356	12,850	11,504	12,978	12,614	13,842	13,976	13,628	13,339	13,284	12,745	12,662	12,557	13,227	13,054	12,978	12,514	12,390	11,863	12,114	11,999	11,747	11,928		11,932	12,017	11,783	11,622	11,398	10,365	10,586	10,583	10,542	10,128	10,079	9,938	9,770	8,871	8,676	9,186	9,680	9,540	8,987	9,340	9,779	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,837	34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015		11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Account Value	$ 23,582	25,266	23,212	23,223	22,954	22,809	21,205	21,616	20,650	21,979	20,853	20,457	21,110	19,159	17,487	18,579	19,713	20,481	19,604	17,882	18,554	18,754	19,810	20,379	18,294	19,267	18,097	16,226	17,932	18,458	16,904	18,636	18,245	19,539	19,116	18,879	19,657	18,560	19,013	18,206	18,911	18,468	18,502	19,036	18,675	17,818	16,671	15,220	15,046	14,106	12,100	11,692	12,223	11,774	11,461	11,334	10,765	9,415	12,425	13,906	14,504	14,065	13,684	13,504	12,864	13,595	13,444	12,415	13,742	13,117	13,356	12,850	11,504	12,978	12,614	13,842	13,976	13,628	13,339	13,284	12,745	12,662	12,557	13,227	13,054	12,978	12,514	12,390	11,863	12,114	11,999	11,747	11,928		11,932	12,017	11,783	11,622	11,398	10,365	10,586	10,583	10,542	10,128	10,079	9,938	9,770	8,871	8,676	9,186	9,680	9,540	8,987	9,340	9,779	10,000
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,837	$ 34,664	$ 32,742	$ 33,041	$ 32,350	$ 31,584	$ 31,204	$ 30,124	$ 28,700	$ 29,923	$ 28,990	$ 27,520	$ 27,066	$ 25,889	$ 23,723	$ 24,232	$ 25,446	$ 25,857	$ 25,053	$ 23,500	$ 23,398	$ 23,038	$ 22,223	$ 22,778	$ 21,432	$ 22,742	$ 21,538	$ 19,925	$ 21,946	$ 22,879	$ 20,948	$ 22,833	$ 22,791	$ 24,968	$ 24,074	$ 24,817	$ 26,172	$ 25,049	$ 25,224	$ 23,572	$ 24,722	$ 23,993	$ 23,436	$ 22,901	$ 22,742	$ 21,590	$ 20,684	$ 20,129	$ 20,335	$ 19,582	$ 17,650	$ 18,132	$ 18,848	$ 17,584	$ 16,645	$ 16,321	$ 15,579	$ 13,809	$ 15,755	$ 17,168	$ 17,175	$ 16,671	$ 16,087	$ 15,746	$ 15,457	$ 15,706	$ 15,483	$ 14,464	$ 15,446	$ 14,845	$ 14,562	$ 14,109	$ 13,062	$ 14,358	$ 14,072	$ 15,104	$ 15,018	$ 14,544	$ 14,023	$ 13,937	$ 13,609	$ 13,557	$ 13,911	$ 14,443	$ 13,661	$ 13,511	$ 13,109	$ 12,810	$ 12,551	$ 12,512	$ 12,260	$ 12,184	$ 12,015		$ 11,893	$ 11,879	$ 11,426	$ 11,213	$ 10,996	$ 10,603	$ 10,800	$ 10,798	$ 10,783	$ 10,399	$ 10,372	$ 10,189	$ 10,150	$ 9,505	$ 9,518	$ 10,015	$ 10,176	$ 10,145	$ 9,356	$ 9,594	$ 10,210	$ 10,000